Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (354,111)	$ 4,077,371	$ 3,665,810
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	1,702,331	1,936,061	2,134,522
Impairment of inventories	133,218	71,143	(4,667)
(Reversal of allowance) allowance for bad debts	(116,846)	10,450	(1,738)
Gain on disposal of property, plant and equipment	(1,949)
Changes in operating assets and liabilities:
Deferred tax assets	(106,103)	(68,194)	(3,868)
Accounts receivables	6,690,275	(1,388,981)	(1,376,774)
Prepayments, other receivables and other assets	(476,360)	(951,573)	555,605
Inventories	3,408,444	(633,043)	(1,437,696)
Prepaid tax		378,726	(151,522)
Right-of-use assets	777,309	840,151	1,011,493
Lease obligation	(683,205)	(740,604)	1,534,554
Accounts payable	(1,586,850)	1,384,898	(443,378)
Other payables and accrued liabilities	(226,444)	(1,188,273)	400,468
Tax payable	(342,621)	354,863
Related party balances – trade nature	(707,311)	(2,043,395)	(542,054)
Net Cash Provided by Operating Activities	8,109,777	2,039,600	5,340,755
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(186,565)	(510,780)	(808,302)
Proceeds from disposal of property, plant and equipment		41,301	364,778
Purchase of intangible assets	(29,955)	(29,808)	(418,405)
Repayments from related parties		2,567,531	(604,120)
Net Cash (Used in) Provided by Investing Activities	(216,520)	2,068,244	(1,466,049)
Cash Flows from Financing Activities:
Net proceeds from issuance of ordinary shares	4,227,000
Repayment of bank borrowings	(18,662,822)	(27,289,939)	(19,357,846)
Proceeds from bank borrowings	16,235,091	26,425,399	17,493,981
Recapitalization - Dividends paid		(8,863,135)
Recapitalization – Dividends reinjected as additional paid-in capital		8,863,135
Repayment of loan to related company		(1,864,965)
Repayments to related parties		(2,855,605)	(5,446,236)
Net Cash Provided by (Used in) Financing Activities	1,799,269	(5,585,110)	(7,310,101)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,563,355)	(345,360)	1,302,751
Net Increase (Decrease) in Cash and Cash Equivalents	8,129,171	(1,822,626)	(3,435,395)
Cash, Cash Equivalents and Restricted Cash - Beginning of Year	19,447,451	21,270,077	23,402,721
Cash, Cash Equivalents and Restricted Cash - End of Year	27,576,622	19,447,451	21,270,077
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	(684,358)	(429,976)	(466,964)
Cash paid for income taxes	(614,026)	(516,793)	(841,463)
Supplemental significant non-cash financing activities:
Waiver of amounts due to shareholders		6,614,563	8,452,119
Deemed distribution			(8,452,119)
Recapitalization - transfer out of retained earnings		(6,973,182)	(8,863,135)
Recapitalization - transfer into additional paid in capital		6,973,182	$ 8,863,135
Prepaid offering costs net off with additional paid-in capital	$ 515,952